Nature of Operations and Basis of Presentation (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 31, 2020	Nov. 08, 2019	Oct. 16, 2018	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest				$ 3,066,000	$ 3,111,000	$ 3,315,000
Entity incorporation, state				NV
Entity incorporation, date of incorporation				Oct. 16, 2018
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest				$ 3,066,000	$ 3,111,000
Global Bio Medical Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares	125,064,621		9,000
Sweet Sense [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Minority interest ownership percentage		50.00%			50.00%
Consideration given for purchase		$ 91,000
Ownership percentage		81.80%
Sweet Sense Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Minority interest ownership percentage				50.00%
Ownership percentage				95.50%	95.50%	81.80%
Entity incorporation, date of incorporation				Apr. 30, 2018	Apr. 30, 2018